EMPLOYEE BENEFITS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Acturial gain loss on obligation	R$ 261,933	R$ 33,322	R$ (62,338)
Gain/(loss) recognized in shareholders' equity	(20,282)	(392,687)	186,665
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Acturial gain loss on obligation	(79,799)	(17,822)	(63,121)
Gain/(loss) recognized in shareholders' equity	R$ (79,799)	R$ (17,822)	R$ (63,121)